UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23221

FS Credit Income Fund

(Exact name of registrant as specified in charter)

201 Rouse Boulevard Philadelphia, Pennsylvania (Address of principal executive offices)	19112 (Zip code)

Michael C. Forman

FS Credit Income Fund

201 Rouse Boulevard

Philadelphia, Pennsylvania 19112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1150

Date of fiscal year end: October 31

Date of reporting period: July 1, 2018 – June 30, 2019

Item 1. Proxy Voting Record.

The following details FS Credit Income Fund’s proxy voting record for the period from July 1, 2018 through June 30, 2019:

Issuer	Oi SA
Ticker	OIBR4
CUSIP	P73531116
Meeting Date	17-Sep-18

Item No.	Proposal	Proposed By	Vote	Management Recommendation
1	Ratify Election of Directors	Management	For	For
2	Elect Eleazar de Carvalho Filho as Board Chairman	Management	For	For
3	Elect Henrique Jose Fernandes Luz as Board Chairman	Management	Abstain	For
4	Elect Jose Mauro Mettrau Carneiro da Cunha as Board Chairman	Management	Abstain	For
5	Elect Marcos Bastos Rocha as Board Chairman	Management	Abstain	For
6	Elect Marcos Duarte dos Santos as Board Chairman	Management	Abstain	For
7	Elect Marcos Grodetzky as Board Chairman	Management	Abstain	For
8	Elect Maria Helena dos Santos Fernandes de Santana as Board Chairman	Management	Abstain	For
9	Elect Paulino do Rego Barros Jr as Board Chairman	Management	Abstain	For
10	Elect Ricardo Reisen de Pinho as Board Chairman	Management	Abstain	For
11	Elect Rodrigo Modesto de Abreu as Board Chairman	Management	Abstain	For
12	Elect Wallim Cruz de Vasconcellos Junior as Board Chairman	Management	Abstain	For
13	Amend Article 5 to Reflect Changes in Capital	Management	For	For
14	Approve Increase in Authorized Capital and Amend Article 6 Accordingly	Management	For	For
15	Add Article to the Bylaws	Management	For	For
16	Amend Articles	Management	For	For

Issuer	Eagle Bulk Shipco LLC
CUSIP	Y2188DAB0
Meeting Date	06-Nov-18

Item No.	Proposal	Proposed By	Vote	Management Recommendation
1	Approve Summons.	Management	N/A	For
2	Approve Agenda.	Management	N/A	For
3	Election of Two Persons to Co-Sign the Minutes Together with the Chairman.	Management	N/A	For
4	Request for Adoption of Proposal: Approve the Amendments and Authorize the Bond Trustee to Complete the Negotiation.	Management	N/A	For
5	Approve Summons.	Management	N/A	For
6	Approve Agenda.	Management	N/A	For
7	Election of Two Persons to Co-Sign the Minutes Together with the Chairman.	Management	N/A	For
8	Request for Adoption of Proposal: Approve the Amendments and Authorize the Bond Trustee to Complete the Negotiation.	Management	N/A	For

Issuer	Oi SA
Ticker	OIBR4
CUSIP	P73531116
Meeting Date	19-Mar-19

Item No.	Proposal	Proposed By	Vote	Management Recommendation
1	Ratify Valore Consultoria e Avaliacoes Ltda. (Meden) as the Independent Firm to Appraise Proposed Transaction	Management	For	For
2	Approve Independent Firm's Appraisal	Management	For	For
3	Approve Agreement to Absorb Copart 5 Participacoes S.A.	Management	For	For
4	Approve Absorption of Copart 5 Participacoes S.A.	Management	For	For
5	Amend Article 5 to Reflect Changes in Capital	Management	For	For
6	Ratify Election of Roger Sole Rafols as Director	Management	For	For

Issuer	Oi SA
Ticker	OIBR4
CUSIP	P73531116
Meeting Date	26-Apr-19

Item No.	Proposal	Proposed By	Vote	Management Recommendation
1	Accept Financial Statements and Statutory Reports for Fiscal Year Ended Dec. 31, 2018	Management	For	For
2	Approve Allocation of Income	Management	For	For
3	Approve Remuneration of Company's Management and Fiscal Council	Management	For	For
4	Elect Fiscal Council Members	Management	For	For
5	Amend Articles	Management	For	For
6	Approve Long-Term Incentive Plan for Executives	Management	For	For
7	Approve Long-Term Incentive Plan for Board Members	Management	For	For
8	Approve Company's Replacement of Loss Policy	Management	For	For
9	Ratify Actions Carried Out by the Board Re: Bankruptcy Protection	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS Credit Income Fund

By:	/s/ Michael C. Forman
	Name:	Michael C. Forman
	Title:	President and Chief Executive Officer
	Date:	August 29, 2019